Cash and Cash Equivalents - Additional Information (Detail) - INR (₨)	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Cash and cash equivalents [abstract]
Deposits in lien with banks	₨ 0	₨ 0	₨ 3,000,000